INVESTMENT SECURITIES - Investment in debt at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 1,379,758	$ 361,388
Debt securities [member] | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	380,197	262,987
Debt securities [member] | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	999,561	98,401
Securities issued or secured by other Colombian Government entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	118,536	198,282
Securities issued or secured by other Colombian Government entities | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	999,561	98,401
Securities issued or secured by other financial entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	25,449	42,805
Securities issued or secured by non-financial sector entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 236,212	$ 21,900